Drinker Biddle & Reath LLP

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Philadelphia, PA 19103

(215) 988-2700 (Phone)

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www.drinkerbiddle.com

September 13, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)
(File No. 33-73404 and File No. 811-08236)

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Rule 497(e)”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the Trust’s Equity Funds, filed pursuant to Rule 497(e) on August 24, 2012 (accession number 0001193125-12-368164), to the Prospectus of the Northern Funds dated July 31, 2012, such supplement is incorporated by reference into this Rule 497(e) document.

Questions and comments concerning the supplement may be directed to the undersigned at (215)988-3328.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg

Enclosures

cc:	Craig Carberry, Esquire
Jose J. Del Real, Esquire
Owen Meacham, Esquire